UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC 20549

                          FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30,
1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                      [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Hester Capital Management L.L.C.
Address:       100 Congress Ave # 1960
          Austin, Texas 78701

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:          I. Craig Hester
Title:         President and CEO
Phone:         (512) 474-6657

Signature, Place and Date of Signing:

/s/ I. Craig Hester      Austin, Texas       November 15, 1999

Report Type (Check only one):

     [ X ]     13F HOLDINGS REPORT

     [    ]    13F NOTICE

     [    ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

     None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

FORM 13F Information Table Entry Total:      192

FORM 13F Information Table Value Total:      454,563,269

List of Other Included Mangers:

     No. 13F File Number      Name

     None


                                                      Fair      Shares
                                                                  or
                                Class     Cusip      Market      Prin
        Name of Issuer          Title    Number      Value      Amount
Apple Computer Inc		            csus   037833100        221,594    3,500  sole
Albertsons Inc                  csus   013104104      1,678,439   42,425  sole
Abbott Labs                     csus   002824100        790,616   21,550  sole
Adobe Systems                   csus   00724f101     11,304,600   99,600  sole
Allamerica Financial Corp       csus   019754100        230,981    4,850  sole
AMFM	                           csus   001693100 	      704,700   11,600  sole
Angelica                        csus   034663104      1,568,887  136,425  sole
Allergan, Inc. Common           csus   018490102      3,636,545   33,059  sole
American Home Prod. Corp.       csus   026609107        323,700    7,800  sole
American International Group    csus   026874107        529,971    6,096  sole
AAR Corporation                 csus   000361105      1,932,462  107,359  sole
Ameritech Corp.                 csus   030954101        320,400    4,800  sole
Allied Signal Inc.              csus   019512102      1,816,106   30,300  sole
American Greetings              csus   026375105        927,664   36,025  sole
Ametek Aerospace Products       csus   031105109        517,106   26,100  sole
Amgen Inc.                      csus   031162100        709,050    8,700  sole
Antec Corporation               csus   03664P105        476,797    8,975  sole
America Online                  csus   02364j104        685,252    6,585  sole
Atlantic Richfield Company      csus   048825103      4,101,122   46,275  sole
A.C. Nielsen	                   csus   004833109        382,647   16,866  sole
Archstone Communities           csus   039581103        726,800   36,800  sole
Auto Data Processing            csus   053015103        348,075    7,800  sole
Avon Products                   csus   054303102        895,582   36,094  sol